ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
Accounts payable and accrued liabilities include the following components:

	As of	As of
	December 31, 2017	December 31, 2016
Trade and other payables	$44,048	$48,591
Accrued liabilities	40,165	35,998
Payroll related liabilities	10,410	8,311
Total	$94,623	$92,900